Information Related to Guaranteed Securities Issued by Subsidiaries - Summary of Annual Changes in Proved Developed and Undeveloped Reserves of Oil and Natural Gas (Detail)	12 Months Ended
	Dec. 31, 2019 MMBbls	Dec. 31, 2019 Bcf	Dec. 31, 2019 bbl	Dec. 31, 2018 MMBbls	Dec. 31, 2018 Bcf	Dec. 31, 2018 bbl	Dec. 31, 2017 MMBbls	Dec. 31, 2017 Bcf	Dec. 31, 2017 bbl	Dec. 31, 2016 MMBbls Bcf
Disclosure of proved developed and undeveloped reserves [line items]
Beginning balance | Bcf								12.5
Transfers by loss of control	106.5				36.8
Extensions and discoveries | Bcf		0.3
Sales of reserves	(85.4)				(29.7)
Purchases of reserves | Bcf					6.9
Production for the year	(19.1)
Ending balance | Bcf										12.5
Consolidated Entities [member] | Crude oil and natural gas [Member]
Disclosure of proved developed and undeveloped reserves [line items]
Beginning balance	9,510.1			9,685.5			9,601.1
Transfers by loss of control				(106.5)
Revisions of previous estimates	947.7			465.2			666.6
Extensions and discoveries	25.0			343.6			82.5
Improved Recovery				258.8					246.7
Sales of reserves			(72.3)	(282.4)
Production for the year	(893.8)			(854.0)			(911.4)
Ending balance	9,516.7			9,510.1			9,685.5			9,601.1
Consolidated Entities [member] | Crude oil and natural gas [Member] | Oil and gas producing properties abroad [member]
Disclosure of proved developed and undeveloped reserves [line items]
Beginning balance	37.2			149.3			130.8
Transfers by loss of control				(106.5)
Revisions of previous estimates			(7.0)				30.7
Extensions and discoveries				12.3					7.1
Production for the year	(2.8)			(17.9)			(19.3)
Ending balance	27.4			37.2			149.3			130.8
Consolidated Entities [member] | Crude oil and natural gas [Member] | Oil and gas producing properties abroad [member] | South America [member]
Disclosure of proved developed and undeveloped reserves [line items]
Beginning balance	37.2			27.9			19.8
Revisions of previous estimates			(7.0)				3.5
Extensions and discoveries				12.3					7.1
Production for the year	(2.8)			(3.0)			(2.6)
Ending balance	27.4			37.2			27.9			19.8
Consolidated Entities [member] | Crude oil and natural gas [Member] | Oil and gas producing properties abroad [member] | North America [member]
Disclosure of proved developed and undeveloped reserves [line items]
Beginning balance				121.5			111.0
Transfers by loss of control				(106.5)
Revisions of previous estimates							27.2
Production for the year				(15.0)			(16.7)
Ending balance							121.5			111.0
Consolidated Entities [member] | Crude oil and natural gas [Member] | Synthetic Oil [Member] | Brazil member
Disclosure of proved developed and undeveloped reserves [line items]
Beginning balance	5.8			7.4			8.3
Revisions of previous estimates				(0.4)			0.2
Extensions and discoveries | bbl			4.9
Production for the year	(1.0)			(1.2)			(1.2)
Ending balance	9.7			5.8			7.4			8.3
Consolidated Entities [member] | Crude oil and natural gas [Member] | Synthetic oil equivalent [member] | Brazil member
Disclosure of proved developed and undeveloped reserves [line items]
Beginning balance	9,467.1			9,528.8			9,462.0
Revisions of previous estimates	954.7			465.6			635.7
Extensions and discoveries	20.1			331.3			75.4
Improved Recovery				258.8					246.7
Sales of reserves | bbl			(72.3)			(282.4)
Production for the year	(890.0)			(834.9)			(891.0)
Ending balance	9,479.6			9,467.1			9,528.8			9,462.0
Equity Method Investee [member]
Disclosure of proved developed and undeveloped reserves [line items]
Beginning balance	96.1	58.1		66.3	17.3
Revisions of previous estimates	(4.0)	11.0		8.2	31.8		3.5	5.7
Production for the year	(8.6)	(13.0)			(4.9)		(8.3)	(0.9)
Ending balance	73.6	56.4		96.1	58.1		66.3	17.3
Equity Method Investee [member] | South America [member]
Disclosure of proved developed and undeveloped reserves [line items]
Beginning balance							0.0
Ending balance										0.0
Equity Method Investee [member] | Africa [member]
Disclosure of proved developed and undeveloped reserves [line items]
Beginning balance							71.1
Ending balance										71.1
Equity Method Investee [member] | Oil and gas producing properties abroad [member]
Disclosure of proved developed and undeveloped reserves [line items]
Beginning balance	96.1	58.1		66.3	17.3		71.1
Revisions of previous estimates	(4.0)	11.0		8.2	31.8		3.5	5.7
Production for the year	(8.6)	(13.0)			(4.9)		(8.3)	(0.9)
Ending balance	73.6	56.4		96.1	58.1		66.3	17.3		71.1
Equity Method Investee [member] | Oil and gas producing properties abroad [member] | South America [member]
Disclosure of proved developed and undeveloped reserves [line items]
Beginning balance				0
Production for the year							0
Ending balance							0
Equity Method Investee [member] | Oil and gas producing properties abroad [member] | North America [member]
Disclosure of proved developed and undeveloped reserves [line items]
Beginning balance | Bcf		10.8
Revisions of previous estimates	0.7	0.1			(3.1)
Production for the year	(4.9)	(1.7)			(0.1)
Ending balance	24.2	9.2			10.8
Equity Method Investee [member] | Oil and gas producing properties abroad [member] | Africa [member]
Disclosure of proved developed and undeveloped reserves [line items]
Beginning balance	67.7	47.3		66.3	17.3
Revisions of previous estimates	(4.7)	10.9		9.6	34.8		3.5	5.7
Production for the year		(11.3)		(8.1)	(4.8)		(8.3)	(0.9)
Ending balance	49.5	47.2		67.7	47.3		66.3	17.3
Equity Method Investee [member] | Crude oil and natural gas [Member]
Disclosure of proved developed and undeveloped reserves [line items]
Beginning balance							71.1
Extensions and discoveries | bbl			0.6
Purchases of reserves | bbl						9.1
Ending balance										71.1
Equity Method Investee [member] | Crude oil and natural gas [Member] | Oil and gas producing properties abroad [member]
Disclosure of proved developed and undeveloped reserves [line items]
Extensions and discoveries | bbl			0.6
Purchases of reserves | bbl						9.1
Equity Method Investee [member] | Crude oil and natural gas [Member] | Oil and gas producing properties abroad [member] | South America [member]
Disclosure of proved developed and undeveloped reserves [line items]
Sales of reserves							0
Equity Method Investee [member] | Crude oil and natural gas [Member] | Oil and gas producing properties abroad [member] | North America [member]
Disclosure of proved developed and undeveloped reserves [line items]
Beginning balance | bbl			28.4
Revisions of previous estimates | bbl						(1.4)
Sales of reserves | bbl						(85.4)
Purchases of reserves | bbl						9.1
Production for the year | bbl						(0.5)
Ending balance | bbl						28.4
Equity Method Investee [member] | Crude oil and natural gas [Member] | Oil and gas producing properties abroad [member] | Africa [member]
Disclosure of proved developed and undeveloped reserves [line items]
Extensions and discoveries | bbl			0.6
Consolidated And Equity Method Investees [member] | Crude oil and natural gas [Member]
Disclosure of proved developed and undeveloped reserves [line items]
Beginning balance	9,606.2			9,751.7			9,672.2
Revisions of previous estimates	943.7			473.3			670.1
Extensions and discoveries	25.6			343.6			82.5
Improved Recovery				258.8			246.7
Sales of reserves			(72.3)	(367.8)
Purchases of reserves				9.1
Production for the year	(912.8)			(862.6)			(919.8)
Ending balance	9,590.4			9,606.2			9,751.7			9,672.2
Consolidated And Equity Method Investees [member] | Crude oil and natural gas [Member] | Oil and gas producing properties abroad [member]
Disclosure of proved developed and undeveloped reserves [line items]
Beginning balance	133.3			215.6			201.8
Revisions of previous estimates	(11.0)			8.2			34.3
Extensions and discoveries	0.6			12.3					7.1
Sales of reserves				(85.4)
Purchases of reserves				9.1
Production for the year	(21.9)			(26.5)			(27.7)
Ending balance	101.1			133.3			215.6			201.8
Consolidated And Equity Method Investees [member] | Crude oil and natural gas [Member] | Oil and gas producing properties abroad [member] | South America [member]
Disclosure of proved developed and undeveloped reserves [line items]
Beginning balance	37.2			27.9			19.8
Revisions of previous estimates	(7.0)			0			3.5
Extensions and discoveries	0			12.3					7.1
Sales of reserves				0
Purchases of reserves				0
Production for the year	(2.8)			(3.0)			(2.6)
Ending balance	27.4			37.2			27.9			19.8
Consolidated And Equity Method Investees [member] | Crude oil and natural gas [Member] | Oil and gas producing properties abroad [member] | North America [member]
Disclosure of proved developed and undeveloped reserves [line items]
Beginning balance	28.4			121.5			111.0
Revisions of previous estimates	0.7			(1.4)			27.2
Sales of reserves | bbl						(85.4)
Purchases of reserves | bbl						9.1
Production for the year	(4.9)			(15.4)			(16.7)
Ending balance	24.2			28.4			121.5			111.0
Consolidated And Equity Method Investees [member] | Crude oil and natural gas [Member] | Oil and gas producing properties abroad [member] | Africa [member]
Disclosure of proved developed and undeveloped reserves [line items]
Beginning balance	67.7			66.3			71.1
Revisions of previous estimates	(4.7)			9.6			3.5
Extensions and discoveries	0.6
Production for the year	(14.1)			(8.1)			(8.3)
Ending balance	49.5			67.7			66.3			71.1
Consolidated And Equity Method Investees [member] | Crude oil and natural gas [Member] | Synthetic Oil [Member] | Brazil member
Disclosure of proved developed and undeveloped reserves [line items]
Beginning balance	5.8			7.4			8.3
Revisions of previous estimates	0			(0.4)			0.2
Extensions and discoveries	4.9
Production for the year	(1.0)			(1.2)			(1.2)
Ending balance	9.7			5.8			7.4			8.3
Consolidated And Equity Method Investees [member] | Crude oil and natural gas [Member] | Synthetic oil equivalent [member] | Brazil member
Disclosure of proved developed and undeveloped reserves [line items]
Beginning balance	9,467.1			9,528.8			9,462.0
Revisions of previous estimates	954.7			465.6			635.7
Extensions and discoveries	20.1			331.3			75.4
Improved Recovery				258.8			246.7
Sales of reserves | bbl			(72.3)			(282.4)
Production for the year	(890.0)			(834.9)			(891.0)
Ending balance	9,479.6			9,467.1			9,528.8			9,462.0